Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,426	$ 5,268
Service cost	368	521
Interest cost	71	101
Benefits paid	(341)	(464)
Benefit obligation at end of period	$ 5,524	$ 5,426